Selected Balance Sheet Components (Tables) - AgeX Therapeutics Inc [Member]	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Intangible Assets, Net

At December 31, 2023 and 2022, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	December 31,
	2023	2022
Intangible assets	$1,312	$1,312
Accumulated amortization	(705)	(574)
Total intangible assets, net	$607	$738

Schedule of Amortization Assets

Amortization of intangible assets for periods subsequent to December 31, 2023 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2024	$131
2025	131
2026	132
2027	131
2028	82
Total	$607

Schedule of Accounts Payable and Accrued Liabilities

At December 31, 2023 and 2022, accounts payable and accrued liabilities were comprised of the following (in thousands):

	December 31,
	2023	2022
Accounts payable	$1,413	$568
Accrued vendors and other expenses	529	273
Accrued compensation and severance expenses	234	193
Total accounts payable and accrued liabilities	$2,176	$1,034